INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) $ in Millions	1 Months Ended	3 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) director
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Prepayment Premium Fee | $	$ 4.7	$ 7.4
Number of directors nominated by note holders | director		1